UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21455

Dreman/Claymore Dividend & Income Fund

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532

(Address of principal executive offices) (Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Dreman/Claymore Dividend & Income Fund

Portfolio of Investments

January 31, 2007 (unaudited)

Number of Shares		Value
	Long-Term Investments - 136.5%
	Common Stocks - 97.2%
	Consumer Discretionary - 0.3%
123,700	Regal Entertainment Group - Class A	$2,783,250

		2,783,250

	Consumer Staples - 27.6%
2,037,500	Altria Group Inc (a)	178,057,125
2,096,500	UST, Inc. (a)	120,422,960
349,650	Vector Group Ltd	6,283,211

		304,763,296

	Energy - 16.0%
163,800	Anadarko Petroleum Corp.	7,166,250
116,600	Apache Corp.	8,508,302
288,700	ARC Energy Trust (Canada)	5,646,972
150,000	Baytex Energy Trust (Canada)	2,577,000
192,500	Bonavista Energy Trust (Canada)	4,779,775
43,800	BP Prudhoe Bay Royalty Trust	3,201,780
303,400	Chevron Corp	22,111,792
686,200	ConocoPhillips (a)	45,570,542
347,400	Crescent Point Energy Trust (Canada)	4,950,450
336,000	Devon Energy Corp (a)	23,550,240
100,000	Double Hull Tankers, Inc. (Channel Islands)	1,504,000
92,800	Enerplus Resources Fund (Canada)	4,071,136
654,300	Fairborne Energy Trust (Canada)	5,568,093
100,000	Focus Energy Trust (Canada)	1,551,000
325,000	Harvest Energy Trust (Canada)	6,929,000
131,500	Pengrowth Energy Trust - Class A (Canada)	2,227,610
685,000	Penn West Energy Trust (Canada)	20,769,200
100,800	San Juan Basin Royalty Trust	3,323,376
91,800	Vermilion Energy Trust (Canada)	2,468,502
57,500	Williams Coal Seam Gas Trust	730,250

		177,205,270

	Financials - 32.7%
99,400	Allstate Corp.	5,979,904
344,600	American Home Mortgage Investment Corp.	12,040,324
250,600	Apollo Investment Corp.	5,563,320
818,300	Bank of America Corp. (a)	43,026,214
203,000	CBRE Realty Finance, Inc.	3,353,560
100,000	Crystal River Capital, Inc.	2,760,000
750,000	Cypress Shapridge 144A (b)(e)	7,500,000
220,500	Fieldstone Investment Corp.	773,955
1,712,200	Freddie Mac (a)	111,173,146
68,600	Hartford Financial Services Group, Inc.	6,510,826
163,900	Jer Investors Trust, Inc.	3,356,672
724,800	KeyCorp	27,665,616
277,900	KKR Financial Corp.	7,519,974
282,100	Newcastle Investment Corp.	9,145,682
374,600	Novastar Financial, Inc.	7,956,504
233,600	PNC Financial Services Group	17,232,672
415,000	Regions Financial Corp.	15,047,900
448,600	U.S. Bancorp	15,970,160
65,000	Wachovia Corp. (a)	3,672,500
1,232,800	Washington Mutual, Inc. (a)	54,970,552

		361,219,481

	Healthcare - 12.7%
432,400	Eli Lilly & Co.	23,401,488
349,900	Merck & Co., Inc.	15,658,025
3,423,100	Pfizer, Inc. (a)	89,822,144
211,400	UnitedHealth Group, Inc. (a)	11,047,764

		139,929,421

	Industrials - 1.9%
44,400	Paccar Inc.	2,969,028
56,800	Eagle Bulk Shipping, Inc. (Marshall Island)	1,030,920
300,000	Freeport-McMoRan Copper & Gold Inc.	17,253,000

		21,252,948

	Telecommunications - 1.6%
107,000	Alaska Communications Systems Group, Inc.	1,729,120
429,500	AT&T, Inc.	16,162,085

		17,891,205

	Utilities - 4.4%
361,900	Empire District Electric Co.	8,616,839
317,200	Great Plains Energy, Inc.	9,937,876
324,700	Peoples Energy Corp.	14,140,685
345,600	Progress Energy, Inc.	16,429,824

		49,125,224

	Total Common Stocks - 97.2% (Cost $874,844,911)	1,074,170,095

	Preferred Stocks - 31.6%
	Consumer Discretionary - 0.2%
81,250	Red Lion Hotels Capital Trust, 9.500%	2,193,750

		2,193,750

	Consumer Staples - 4.0%
140,000	Dairy Farmers of America, 7.875% (b)	14,188,132
25,000	Universal Corp., 6.750%	30,350,000

		44,538,132

	Financials - 26.0%
7,000,000	Abbey National Capital Trust I, 8.963% (c)	9,307,466
200,000	ABN AMRO Capital Fund Trust VII, 6.080%	5,016,000
80,000	AEGON N.V., 6.875% (Netherlands)	2,086,400
200,000	Affordable Residential, Series A, 8.250%	5,100,000
33,400	Arch Capital Group, Ltd., 7.875% (Bermuda)	866,730
340,000	Arch Capital Group, Ltd., 8.000% (Bermuda)	8,976,000
20,000	Aspen Insurance Holdings Ltd, 7.401%	515,000
218,100	Axis Capital Holdings Ltd., Series A, 7.250% (Bermuda)	5,664,057
50,000	Axis Capital Holdings Ltd., Series B, 7.500% (Bermuda)	5,323,440
80,000	Banco Santander, Series 1, 6.410% (Spain)	2,015,200
10,000,000	Barclays Bank PLC, 8.550% (United Kingdom) (b) (c)	11,144,830
11,000,000	CA Preferred Funding Trust, 7.000%	11,183,425
189,300	Chevy Chase Bank, Series C, 8.000%	4,967,232
310,000	CIT Group, Inc., Series A, 6.350%	8,168,500
300,000	Deutsche Bank Capital Funding Trust VIII, 6.375%	7,662,000
1,000	Doral Financial Corp., Series B, 8.350% (Puerto Rico)	17,500
8,660	Doral Financial Corp., Series C, 7.250% (Puerto Rico)	145,488
412,000	Endurance Specialty Holdings, Ltd., 7.750% (Bermuda)	10,773,800
200,000	Fannie Mae, Series E, 5.100%	8,231,260
80,000	Fannie Mae, Series O, 7.000% (c)	4,290,000
200,000	First Republic Bank, 6.700%	5,180,000
50,000	Franklin Bank, Series A, 7.500%	1,265,000
100,000	Freddie Mac, Series O, 5.810%	1,340,500
25,000	Freddie Mac, Series T, 6.420%	5,410,000
80,000	Goldman Sachs Group, Inc., 6.200%	2,080,800
5,000,000	HCA Inc., 9.250% (b)	5,325,000
7,042,000	HSBC Capital Funding LP, 10.176% (Channel Islands) (b) (c)	10,273,102
12,840,000	HSBC Capital Funding LP, 9.547% (Channel Islands) (b) (c)	14,381,635
100,000	HSBC Holdings PLC, Series A, 6.200% (United Kingdom)	2,550,000
140,500	Lehman Brothers Holdings, Inc., Series F, 6.500%	3,664,240
2,000,000	Lloyds TSB Bank PLC, 6.900% (United Kingdom)	2,012,500
80,000	LTC Properties, Inc., Series F, 8.000%	2,035,200
50,000	MetLife, Inc., Series B, 6.500%	1,335,500
10,000	Morgan Stanley, Series A, 6.074% (c)	2,645,000
17,800	New Century Financial, 9.125%	432,540
21,000	Novastar Financial, Inc., Series C, 8.900%	509,250
245,000	Odyssey Re Holdings Corp., Series A, 8.125%	6,612,550
152,100	Odyssey Re Holdings Corp., Series B, 8.610% (c)	3,972,092
13,354,000	Old Mutual Capital Funding, 8.000% (Channel Islands)	13,854,775
400,000	OMEGA Healthcare, Series D, 8.375%	10,437,520
31,000,000	Prudential PLC, 6.500% (United Kingdom)	31,192,944
6,400,000	RBS Capital Trust, Series B, 6.800%	6,441,741
5,750,000	Royal Bank Of Scotland Group PLC, 7.648% (United Kingdom) (c)	6,661,548
12,000,000	Royal Bank Of Scotland Group PLC, Series 1, 9.118% (United Kingdom)	13,222,068
100,000	Santander Finance Preferred SA Unipersonal, 6.800% (b)	2,515,630
577,400	Scottish Re Group Ltd., 7.250% (Cayman Islands) (c)	12,991,500
6,775,000	UBS Preferred Fund, 8.622% (c)	7,474,749

		287,271,710

	Utilities - 1.4%
80,000	Alabama Power Co., 5.300%	2,003,200
120,000	PPL Electric Utilities Corp., 6.250%	3,135,000
385,500	Southern Union Co., 7.550%	9,911,205

		15,049,405

	Total Preferred Stocks - 31.6% (Cost $342,995,519)	349,052,997

	Convertible Preferred Stocks - 4.6%
	Financials - 4.6%
505	Fannie Mae, 5.375% (Cost $49,831,000)	50,738,613

	Investment Companies - 1.8%
116,000	Cohen & Steers REIT and Preferred Income Fund	3,702,720
246,200	Evergreen Income Advantage Fund	3,569,900
222,600	Hyperion Total Return Fund	2,054,598
190,000	Nuveen Preferred and Convertible Income Fund II	2,679,000
161,200	Nuveen Quality Preferred Income Fund II	2,359,968
272,200	Pioneer High Income Trust	5,054,754

	Total Investment Companies (Cost $18,999,070)	19,420,940

Principal Amount
	Corporate Bonds - 0.7%
	Financials - 0.7%
$2,000,000	Preferred Term Securities XI Ltd., NR	1,543,500
	6.28%, 9/24/33 (b)
3,000,000	Preferred Term Securities XIX Ltd., NR	2,528,700
	4.53%, 12/22/35 (b) (c)
2,000,000	Preferred Term Securities XX Ltd., NR	1,730,800
	5.37%, 3/22/38 (b) (c)
2,000,000	Preferred Term Securities XXI Ltd., NR	1,846,100
	6.00%, 3/22/38 (c)

	Total Corporate Bonds (Cost $8,914,551)	7,649,100

	Asset-Backed Securities - 0.2%
2,000,000	Kodiak, Inc., Series 2006-1A, (Cayman Islands) NR Zero Coupon, 8/07/37 (Cost $2,000,000)	1,900,000

Number of Shares
	Master Limited Partnership - 0.4%
	Real Estate - 0.4%
4,000,000	Kodiak Funding, LP (d) (Cost $3,760,000)	4,384,282

	Total Long-Term Investments - 136.5% (Cost $1,301,345,052)	1,507,316,026
	Short-Term Investments - 1.7%
	Money Market Fund - 1.7%
19,268,791	JP Morgan Prime Money Market Fund (Cost $19,268,791)	19,268,791

	Total Investments - 138.2% (Cost $1,320,613,843)	1,526,584,817
	Other Assets in excess of Liabilities - 0.3%	3,020,382
	Preferred Shares, at Liquidation Value - ( -38.5% of Net Assets Applicable to Common Shares or -27.8% of Total Investments)	(425,000,000)

	Net Assets Applicable to Common Shares - 100.0%	$1,104,605,199

LP - Limited Partnership

(a)	All or a portion of these securities have been physically segregated in connection with a swap agreement and open futures contracts.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Janurary 31, 2007, these securities amounted to 6.4% of net assets applicable to common shares.

(c)	Floating or variable rate security.

(d)	Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees. The total market value of such securities is $4,384,282 which represents 0.4% of Net Assets Applicable to Common Shares.

(e)	Non-income producing security.

Ratings shown are per Standard & Poor's; securities classified NR are not rated by Standard & Poor’s.

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shares unless otherwise noted.

At Janurary 31, 2007, the following futures contracts were outstanding:

Short Contracts	Number of Contracts	Expiration Month	Original Value	Value at Janurary 31, 2007	Unrealized Appreciation/ (Depreciation)
US Treasury Bond (CBT)	2,889	Mar-07	$326,457,000	$318,151,125	$8,305,875

At Janurary 31, 2007, the following swap agreement was outstanding:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	9/21/2009	$150,000,000	4.34%	1 Month LIBOR	$3,002,434

For each swap noted, the Fund pays a fixed rate and receives a floating rate.

Country Breakdown*	% of Total Investments
United States	86.7%
United Kingdom	4.0%
Canada	3.6%
Channel Islands	2.4%
Bermuda	1.9%
Cayman Islands	0.9%
Spain	0.3%
Marshall Island	0.1%
Netherlands	0.1%
Puerto Rico**	0.0%

*	Subject to change daily.

**	Amount is less than 0.1%.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreman/Claymore Dividend & Income Fund

By:	/s/ Nicholas Dalmaso

Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso

Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	March 30, 2007

By:	/s/ Steven M. Hill

Steven M. Hill
Treasurer and Chief Financial Officer

Date:	March 30, 2007